CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 243,626	$ 227,539	$ 319,881
Cost of revenues
Cost of revenues	146,029	166,343	214,261
Gross profit	97,597	61,196	105,620
Operating expenses:
Fulfillment	24,900	15,127	17,291
Selling and marketing	51,111	50,508	68,891
General and administrative	37,811	33,042	29,605
Other operating income	(173)
Total operating expenses	113,649	98,677	115,787
Loss from operations	(16,052)	(37,481)	(10,167)
Exchange loss on offshore bank accounts			(89)
Interest income	297	487	581
Interest expense	(66)	(5)
Change in fair value of convertible promissory notes	14,591	(22,791)
Other income, net	283
Total other income/ (loss)	15,105	(22,309)	492
Loss before income taxes and gain from equity method investment	(947)	(59,790)	(9,675)
Income tax expense	(113)	(33)	(81)
Gain from equity method investment	2,118	221	208
Net (loss) / income	1,058	(59,602)	(9,548)
Less: Net (loss) / income attributable to non-controlling interests	59	(1)
Net (loss) / income attributable to LightInTheBox Holding Co., Ltd.	$ 999	$ (59,601)	$ (9,548)
Net (loss) / income per ordinary share - basic (in dollars per share)	$ 0.01	$ (0.44)	$ (0.07)
Net loss per ordinary share - diluted	$ (0.06)	$ (0.44)	$ (0.07)
Product sales
Revenues
Revenues	$ 236,705	$ 216,407	$ 293,951
Cost of revenues
Cost of revenues	144,061	156,326	189,816
Service and others
Revenues
Revenues	6,921	11,132	25,930
Cost of revenues
Cost of revenues	$ 1,968	$ 10,017	$ 24,445